Other Intangible Assets (Future Amortization Expense Related To Other Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
2014	$ 1,970
2015	1,970
2016	1,959
2017	1,927
2018	1,889
Thereafter	7,011
Total future amortization expense	$ 16,726